UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       May 9, 2002

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                 Title of                      Value          Invstmt Voting Aut
Name of Issuer     Class    CUSIP             (x$1000) Shares Dscretn   None

AP Pharma Inc.      Com    00202J104                97   37300  Sole     37300
Abbott Laborator    Com    002824100               365    6935  Sole      6935
Actel Corp.         Com    004934105              5606  270697  Sole    270697
Albertsons Inc.     Com    013104104              1949   58823  Sole     58823
American Express    Com    025816109             11227  274109  Sole    274109
American International
Group               Com    026874107               513    7112  Sole      7112
Amgen               Com    031162100               702   11764  Sole     11764
Annadarko           Com    032511107              9837  174292  Sole    174292
Applied Materials
Inc. Delaware       Com    038222105              1445   26621  Sole     26621
Auspex              Com    052116100                17   14000  Sole     14000
BMC Software        Com    055921100              6375  327780  Sole    327780
BP Amoco            Com    055622104               289    5446  Sole      5446
Banner Corp.        Com    06652V109              2227  101521  Sole    101521
Boise Cascade       Com    097383103               730   20150  Sole     20150
Bristol Myers Sq    Com    110122108              1139   28127  Sole     28127
Build. Materials
Holding Corp.       Com    120113105               523   36350  Sole     36350
Burlington Resou    Com    122014103              9211  229750  Sole    229750
Cardinal Health     Com    14149Y108             14882  209927  Sole    209927
Cascade Nat. Gas    Com    147339105               579   27300  Sole     27300
Centennial Banco    Com    15133T104               216   27129  Sole     27129
Chevron Corp.       Com    166751107              1519   16830  Sole     16830
Cisco Systems In    Com    17275R102              5349  315974  Sole    315974
Citigroup           Com    172967101             10079  203531  Sole    203531
Clorox              Com    189054109               262    6000  Sole      6000
Coca Cola Co.       Com    191216100             11067  211775  Sole    211775
Costco              Com    2160K105               6376  160128  Sole    160128
Dell Computer       Com    247025109              5834  223446  Sole    223446
EEX Corp.           Com    26842V108               109   52673  Sole     52673
EMC Corp            Com    268648102              8206  688399  Sole    688399
Eden Bioscience     Com    279445100               157   65250  Sole     65250
El Paso Corp.       Com    28336L109               238    5406  Sole      5406
Eli Lilly & Co      Com    532457108               255    3342  Sole      3342
Emerson Electric    Com    291011104              2872   50051  Sole     50051
Exxon Mobil         Com    30231G102              2279   51999  Sole     51999
First Indus.
Realty Trust        Com    32054K103               480   14000  Sole     14000
Gap Stores          Com    364760108              7784  517529  Sole    517529
General Electric    Com    369604103              1851   49414  Sole     49414
Gillette Co.        Com    375766102               216    6338  Sole      6338
HealthSouth         Com    421924101              8327  580300  Sole    580300
Hewlett Packard     Com    428236103               265   14748  Sole     14748
Home Depot          Com    437076102              8245  169614  Sole    169614
Home Properties
of N.Y.             Com    437306103               499   14500  Sole     14500
Honeywell Int'l     Com    438516106              2090   54625  Sole     54625
ICOS Corp.          Com    449295104              1614   35085  Sole     35085
Intel Corp.         Com    458140100              6158  202492  Sole    202492
International Business
Machines            Com    459200101               232    2229  Sole      2229
Istar Financial     Com    45031U101              1682   58213  Sole     58213
JP Realty           Com    46624A106               597   22300  Sole     22300
Johnson & Johnso    Com    478160104               365    5618  Sole      5618
Keytronic           Com    493144109               288  217950  Sole    217950
Klamath First
Bancorp             Com    49842P103               159   12000  Sole     12000
LSI Logic Corp.     Com    502161102              4302  253077  Sole    253077
Lattice
Semiconductor       Com    518415104              3895  222200  Sole    222200
Lucent Technolog    Com    549463107               117   24844  Sole     24844
McDonald's Corp.    Com    580135101               377   13589  Sole     13589
Merck & Co.         Com    589331107              7796  135395  Sole    135395
Microsoft           Com    594918104             17123  283910  Sole    283910
Officemax           Com    67622M108              5248  940551  Sole    940551
Oracle Corp.        Com    68389X105              4875  380880  Sole    380880
Pacific Northwest
Bancorp             Com    69466M103               464   17656  Sole     17656
Pfizer Inc.         Com    717081103               798   20072  Sole     20072
Plum Creek Timb.    Com    729251108              1848   62200  Sole     62200
Putnam Master
Interm. Inc. Tr.    Com    746909100               345   56205  Sole     56205
Qualcomm            Com    747525103              4970  132050  Sole    132050
S&P 500 Depositary
Receipt             Com    78462F103              2601   22714  Sole     22714
Safeco              Com    786429100              3692  115219  Sole    115219
Scudder Inter Go    Com    811163104               338   49500  Sole     49500
Semitool            Com    816909105               741   56950  Sole     56950
Shurgard Storage    Com    82567D104              3049   89937  Sole     89937
Starbucks           Com    855244109             15020  649359  Sole    649359
Sterling Finl.      Com    859319105              2746  121793  Sole    121793
Sun Microsystems    Com    866810104               188   21347  Sole     21347
Texas Instrument    Com    882508104              9752  294625  Sole    294625
Umpqua Holdings     Com    904214103               934   62410  Sole     62410
Verizon Comm.       Com    92343V104              8681  188299  Sole    188299
Wal-Mart            Com    931142103             15118  246626  Sole    246626
Walt Disney Co.     Com    254687106              5824  252347  Sole    252347
Washington Fed.
Savings & Loan      Com    938824109               256   10709  Sole     10709
Washington Mut.
Savings Bank        Com    939322103             19959  602454  Sole    602454
Watchguard
Technologies Inc    Com    941105108               196   31275  Sole      7750
Wells Fargo & Co    Com    949746101               398    8062  Sole      8062
Worldcom Inc.       Com    98157D106              3766  558784  Sole    558784
Worldcom Inc. - MCI
Group               Com    98157D304               236   39903  Sole     39903
Wyeth               Com    983024100               337    5132  Sole      5132
Xanser Corp.        Com    98389J103               200   74300  Sole     74300


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   95

Form 13F Information Table Value To $     309,573